Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ (404)	$ (66,028)
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	12,140	1,540
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value	402	565
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	$ (12,946)	$ (68,133)